Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.13%
Agricultural & Farm Machinery–2.41%
AGCO Corp.	584,984	$38,392,500
Apparel, Accessories & Luxury Goods–1.49%
Tapestry, Inc.	1,774,148	23,702,617
Asset Management & Custody Banks–1.38%
Ares Management Corp., Class A	551,049	22,008,897
Automotive Retail–2.39%
Advance Auto Parts, Inc.	253,516	38,062,892
Broadcasting–0.88%
Nexstar Media Group, Inc., Class A	160,386	14,057,833
Building Products–5.35%
Johnson Controls International PLC	1,321,992	50,870,252
Owens Corning	567,646	34,325,554
		85,195,806
Communications Equipment–3.62%
Ciena Corp.(b)	788,441	46,920,124
Motorola Solutions, Inc.	76,673	10,718,885
		57,639,009
Consumer Finance–1.54%
Ally Financial, Inc.	1,217,542	24,472,594
Copper–1.92%
Freeport-McMoRan, Inc.	2,365,647	30,564,159
Distributors–2.19%
LKQ Corp.(b)	1,235,992	34,842,615
Diversified Chemicals–2.35%
Eastman Chemical Co.	500,948	37,385,749
Electric Utilities–7.32%
Edison International	672,385	37,431,673
Entergy Corp.	349,627	36,756,287
Evergy, Inc.	510,594	33,101,809
FirstEnergy Corp.	320,450	9,293,050
		116,582,819
Electronic Equipment & Instruments–2.39%
Keysight Technologies, Inc.(b)	380,863	38,044,405
Food Distributors–1.59%
Performance Food Group Co.(b)	904,780	25,351,936
Food Retail–3.66%
Casey’s General Stores, Inc.	116,438	18,535,765
Kroger Co. (The)	1,142,864	39,760,239
		58,296,004
General Merchandise Stores–1.95%
Dollar Tree, Inc.(b)	333,178	31,102,166
Health Care Facilities–3.09%
Encompass Health Corp.	722,078	49,159,070
Shares		Value
Health Care Services–2.07%
AMN Healthcare Services, Inc.(b)	599,112	$32,915,213
Health Care Technology–1.23%
Cerner Corp.	282,405	19,613,027
Hotels, Resorts & Cruise Lines–2.36%
Wyndham Hotels & Resorts, Inc.	850,378	37,552,693
Industrial Machinery–1.64%
Kennametal, Inc.	965,913	26,041,014
Industrial REITs–2.39%
First Industrial Realty Trust, Inc.	866,872	38,073,018
Insurance Brokers–5.46%
Arthur J. Gallagher & Co.	405,859	43,625,784
Willis Towers Watson PLC	206,450	43,356,564
		86,982,348
Interactive Home Entertainment–1.68%
Take-Two Interactive Software, Inc.(b)	162,854	26,711,313
Investment Banking & Brokerage–1.64%
Stifel Financial Corp.	537,595	26,062,606
IT Consulting & Other Services–3.23%
Science Applications International Corp.	642,339	51,374,273
Life & Health Insurance–1.60%
Athene Holding Ltd., Class A(b)	789,948	25,475,823
Managed Health Care–2.97%
Centene Corp.(b)	723,776	47,226,384
Marine–1.91%
Kirby Corp.(b)	657,401	30,398,222
Office REITs–1.89%
Hudson Pacific Properties, Inc.	1,275,907	30,073,128
Oil & Gas Exploration & Production–3.43%
Noble Energy, Inc.	2,731,181	27,284,498
Parsley Energy, Inc., Class A	2,494,033	27,384,483
		54,668,981
Other Diversified Financial Services–2.41%
Voya Financial, Inc.	776,547	38,361,422
Regional Banks–6.11%
KeyCorp	2,051,414	24,637,482
TCF Financial Corp.	939,551	25,828,257
Wintrust Financial Corp.	528,426	22,616,633
Zions Bancorporation N.A.	743,744	24,149,368
		97,231,740
Residential REITs–2.48%
American Homes 4 Rent, Class A	1,362,948	39,525,492
Semiconductor Equipment–2.28%
KLA Corp.	181,634	36,295,922

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Specialized REITs–1.83%
Life Storage, Inc.	296,923	$29,137,054
Specialty Chemicals–1.98%
W.R. Grace & Co.	684,675	31,584,058
Trucking–2.02%
Knight-Swift Transportation Holdings, Inc.	741,463	32,246,226
Total Common Stocks & Other Equity Interests (Cost $1,452,952,982)		1,562,411,028
Money Market Funds–2.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	8,805,957	8,805,957
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	12,925,503	$12,933,258
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	10,063,950	10,063,950
Total Money Market Funds (Cost $31,796,285)		31,803,165
TOTAL INVESTMENTS IN SECURITIES–100.13% (Cost $1,484,749,267)		1,594,214,193
OTHER ASSETS LESS LIABILITIES—(0.13)%		(2,064,486)
NET ASSETS–100.00%		$1,592,149,707
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,614,409	$28,173,549	$(28,982,001)	$-	$-	$8,805,957	$2,688
Invesco Liquid Assets Portfolio, Institutional Class	13,510,814	20,123,963	(20,701,429)	(717)	627	12,933,258	13,268
Invesco Treasury Portfolio, Institutional Class	10,987,896	32,198,340	(33,122,286)	-	-	10,063,950	2,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,982,315	39,803,314	(42,785,629)	-	-	-	1,039
Invesco Private Prime Fund	-	7,633,244	(7,633,738)	-	494	-	525
Total	$37,095,434	$127,932,410	$(133,225,083)	$(717)	$1,121	$31,803,165	$19,937

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco American Value Fund